INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Revenue
Rent	$ 162,298,910		$ 177,121,285
Interest and other	6,084,629		6,664,987
Operating Partnerships Revenues	168,383,539		183,786,272
Expenses
Interest	33,387,199		38,941,394
Depreciation and amortization	47,293,084		51,957,361
Taxes and insurance	20,872,713		21,692,015
Repairs and maintenance	28,630,757		30,845,127
Operating expenses	59,311,990		63,854,366
Impairment loss	0		3,256,264
Other expenses	4,093,159		4,877,397
Operating Partnerships Total Expenses	193,588,902		215,423,924
NET INCOME (LOSS)	(25,205,363)		(31,637,652)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(18,485,088)	[1]	(23,592,748)	[2]
Net income (loss) allocated to other partners	(6,720,275)		(8,044,904)
Series Twenty [Member]
Revenue
Rent	2,237,679		3,184,095
Interest and other	86,946		82,941
Operating Partnerships Revenues	2,324,625		3,267,036
Expenses
Interest	373,068		466,702
Depreciation and amortization	693,878		833,519
Taxes and insurance	273,220		369,926
Repairs and maintenance	596,259		725,213
Operating expenses	969,622		1,085,217
Impairment loss	0		0
Other expenses	56,738		82,619
Operating Partnerships Total Expenses	2,962,785		3,563,196
NET INCOME (LOSS)	(638,160)		(296,160)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(366,227)	[1]	(220,356)	[2]
Net income (loss) allocated to other partners	(271,933)		(75,804)
Series Twenty One [Member]
Revenue
Rent	1,824,069		1,899,543
Interest and other	15,179		26,035
Operating Partnerships Revenues	1,839,248		1,925,578
Expenses
Interest	522,766		558,013
Depreciation and amortization	326,104		364,116
Taxes and insurance	179,613		212,056
Repairs and maintenance	253,968		295,363
Operating expenses	603,582		525,305
Impairment loss	0		0
Other expenses	45,815		58,488
Operating Partnerships Total Expenses	1,931,848		2,013,341
NET INCOME (LOSS)	(92,600)		(87,763)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(98,321)	[1]	(86,888)	[2]
Net income (loss) allocated to other partners	5,721		(875)
Series Twenty Two [Member]
Revenue
Rent	2,477,250		2,790,949
Interest and other	73,964		115,557
Operating Partnerships Revenues	2,551,214		2,906,506
Expenses
Interest	496,594		616,699
Depreciation and amortization	558,497		687,204
Taxes and insurance	382,939		415,308
Repairs and maintenance	629,883		608,483
Operating expenses	777,142		865,090
Impairment loss	0		0
Other expenses	73,572		80,902
Operating Partnerships Total Expenses	2,918,627		3,273,686
NET INCOME (LOSS)	(367,413)		(367,180)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(264,711)	[1]	(159,268)	[2]
Net income (loss) allocated to other partners	(102,702)		(207,912)
Series Twenty Three [Member]
Revenue
Rent	4,435,882		4,449,155
Interest and other	163,448		682,242
Operating Partnerships Revenues	4,599,330		5,131,397
Expenses
Interest	795,239		855,738
Depreciation and amortization	1,158,287		1,108,148
Taxes and insurance	644,328		605,947
Repairs and maintenance	944,241		959,801
Operating expenses	1,743,795		1,623,908
Impairment loss	0		0
Other expenses	76,533		77,277
Operating Partnerships Total Expenses	5,362,423		5,230,819
NET INCOME (LOSS)	(763,093)		(99,422)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(361,723)	[1]	(178,090)	[2]
Net income (loss) allocated to other partners	(401,370)		78,668
Series Twenty Four [Member]
Revenue
Rent	1,636,612		2,921,646
Interest and other	30,368		48,728
Operating Partnerships Revenues	1,666,980		2,970,374
Expenses
Interest	245,476		484,029
Depreciation and amortization	503,096		823,333
Taxes and insurance	217,169		355,178
Repairs and maintenance	351,054		626,544
Operating expenses	640,559		1,235,535
Impairment loss	0		0
Other expenses	23,919		32,348
Operating Partnerships Total Expenses	1,981,273		3,556,967
NET INCOME (LOSS)	(314,293)		(586,593)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(241,279)	[1]	(428,611)	[2]
Net income (loss) allocated to other partners	(73,014)		(157,982)
Series Twenty Five [Member]
Revenue
Rent	1,262,550		1,292,260
Interest and other	22,841		62,091
Operating Partnerships Revenues	1,285,391		1,354,351
Expenses
Interest	171,813		228,093
Depreciation and amortization	246,603		297,500
Taxes and insurance	125,928		136,078
Repairs and maintenance	238,246		253,084
Operating expenses	443,788		543,537
Impairment loss	0		0
Other expenses	20,949		21,995
Operating Partnerships Total Expenses	1,247,327		1,480,287
NET INCOME (LOSS)	38,064		(125,936)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(43,041)	[1]	(130,543)	[2]
Net income (loss) allocated to other partners	81,105		4,607
Series Twenty Six [Member]
Revenue
Rent	4,790,165		7,059,713
Interest and other	169,267		276,452
Operating Partnerships Revenues	4,959,432		7,336,165
Expenses
Interest	716,630		1,298,067
Depreciation and amortization	1,466,667		1,958,890
Taxes and insurance	672,261		1,092,240
Repairs and maintenance	1,143,771		1,325,248
Operating expenses	1,868,618		2,680,092
Impairment loss	0		0
Other expenses	123,014		138,428
Operating Partnerships Total Expenses	5,990,961		8,492,965
NET INCOME (LOSS)	(1,031,529)		(1,156,800)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(842,204)	[1]	(900,257)	[2]
Net income (loss) allocated to other partners	(189,325)		(256,543)
Series Twenty Seven [Member]
Revenue
Rent	6,040,191		7,763,100
Interest and other	158,902		138,723
Operating Partnerships Revenues	6,199,093		7,901,823
Expenses
Interest	1,151,459		1,614,202
Depreciation and amortization	1,673,915		2,051,886
Taxes and insurance	669,786		857,168
Repairs and maintenance	973,244		1,232,293
Operating expenses	1,840,267		2,275,198
Impairment loss	0		0
Other expenses	195,226		331,056
Operating Partnerships Total Expenses	6,503,897		8,361,803
NET INCOME (LOSS)	(304,804)		(459,980)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(277,730)	[1]	(262,813)	[2]
Net income (loss) allocated to other partners	(27,074)		(197,167)
Series Twenty Eight [Member]
Revenue
Rent	7,997,536		9,549,364
Interest and other	191,608		217,120
Operating Partnerships Revenues	8,189,144		9,766,484
Expenses
Interest	994,517		1,529,272
Depreciation and amortization	2,111,756		2,410,366
Taxes and insurance	973,644		1,150,108
Repairs and maintenance	1,506,121		1,587,459
Operating expenses	2,953,257		3,313,014
Impairment loss	0		0
Other expenses	167,721		277,850
Operating Partnerships Total Expenses	8,707,016		10,268,069
NET INCOME (LOSS)	(517,872)		(501,585)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(953,311)	[1]	(888,944)	[2]
Net income (loss) allocated to other partners	435,439		387,359
Series Twenty Nine [Member]
Revenue
Rent	6,399,091		7,665,813
Interest and other	279,731		299,284
Operating Partnerships Revenues	6,678,822		7,965,097
Expenses
Interest	1,216,242		1,495,218
Depreciation and amortization	2,078,912		2,577,574
Taxes and insurance	952,282		1,018,811
Repairs and maintenance	991,855		1,309,363
Operating expenses	2,645,977		3,148,497
Impairment loss	0		0
Other expenses	96,260		156,782
Operating Partnerships Total Expenses	7,981,528		9,706,245
NET INCOME (LOSS)	(1,302,706)		(1,741,148)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,065,191)	[1]	(1,439,168)	[2]
Net income (loss) allocated to other partners	(237,515)		(301,980)
Series Thirty [Member]
Revenue
Rent	5,127,821		5,009,216
Interest and other	170,948		146,020
Operating Partnerships Revenues	5,298,769		5,155,236
Expenses
Interest	551,540		591,825
Depreciation and amortization	1,202,369		1,220,215
Taxes and insurance	609,014		560,768
Repairs and maintenance	1,071,737		1,038,133
Operating expenses	2,573,560		2,435,214
Impairment loss	0		0
Other expenses	61,971		99,834
Operating Partnerships Total Expenses	6,070,191		5,945,989
NET INCOME (LOSS)	(771,422)		(790,753)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(621,294)	[1]	(680,994)	[2]
Net income (loss) allocated to other partners	(150,128)		(109,759)
Series Thirty One [Member]
Revenue
Rent	9,574,095		9,949,808
Interest and other	473,966		424,427
Operating Partnerships Revenues	10,048,061		10,374,235
Expenses
Interest	1,133,836		1,342,653
Depreciation and amortization	2,678,740		2,803,462
Taxes and insurance	1,450,339		1,377,668
Repairs and maintenance	1,457,335		1,633,151
Operating expenses	3,634,252		3,766,388
Impairment loss	0		0
Other expenses	647,743		1,224,406
Operating Partnerships Total Expenses	11,002,245		12,147,728
NET INCOME (LOSS)	(954,184)		(1,773,493)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,155,732)	[1]	(2,070,330)	[2]
Net income (loss) allocated to other partners	201,548		296,837
Series Thirty Two [Member]
Revenue
Rent	6,508,476		7,634,347
Interest and other	219,944		254,253
Operating Partnerships Revenues	6,728,420		7,888,600
Expenses
Interest	1,258,641		1,606,959
Depreciation and amortization	2,463,661		2,728,955
Taxes and insurance	845,962		1,019,354
Repairs and maintenance	1,009,687		1,255,596
Operating expenses	2,495,964		2,737,950
Impairment loss	0		0
Other expenses	481,906		461,099
Operating Partnerships Total Expenses	8,555,821		9,809,913
NET INCOME (LOSS)	(1,827,401)		(1,921,313)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,433,129)	[1]	(1,389,322)	[2]
Net income (loss) allocated to other partners	(394,272)		(531,991)
Series Thirty Three [Member]
Revenue
Rent	6,345,248		6,123,803
Interest and other	258,319		242,562
Operating Partnerships Revenues	6,603,567		6,366,365
Expenses
Interest	1,154,157		1,188,867
Depreciation and amortization	2,147,969		2,132,318
Taxes and insurance	894,942		729,103
Repairs and maintenance	731,636		801,421
Operating expenses	2,880,503		2,887,400
Impairment loss	0		0
Other expenses	166,042		187,942
Operating Partnerships Total Expenses	7,975,249		7,927,051
NET INCOME (LOSS)	(1,371,682)		(1,560,686)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(566,103)	[1]	(615,022)	[2]
Net income (loss) allocated to other partners	(805,579)		(945,664)
Series Thirty Four [Member]
Revenue
Rent	7,029,164		7,125,743
Interest and other	280,275		251,321
Operating Partnerships Revenues	7,309,439		7,377,064
Expenses
Interest	1,042,365		1,108,317
Depreciation and amortization	2,602,919		2,649,406
Taxes and insurance	1,040,409		920,389
Repairs and maintenance	975,500		985,148
Operating expenses	3,358,381		3,432,032
Impairment loss	0		0
Other expenses	71,056		73,816
Operating Partnerships Total Expenses	9,090,630		9,169,108
NET INCOME (LOSS)	(1,781,191)		(1,792,044)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,227,938)	[1]	(1,312,415)	[2]
Net income (loss) allocated to other partners	(553,253)		(479,629)
Series Thirty Five [Member]
Revenue
Rent	6,475,964		6,236,019
Interest and other	198,981		188,184
Operating Partnerships Revenues	6,674,945		6,424,203
Expenses
Interest	1,402,582		1,446,772
Depreciation and amortization	2,005,105		2,007,389
Taxes and insurance	860,037		806,853
Repairs and maintenance	1,064,089		1,045,890
Operating expenses	2,314,187		2,292,709
Impairment loss	0		0
Other expenses	70,908		70,597
Operating Partnerships Total Expenses	7,716,908		7,670,210
NET INCOME (LOSS)	(1,041,963)		(1,246,007)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(688,552)	[1]	(767,266)	[2]
Net income (loss) allocated to other partners	(353,411)		(478,741)
Series Thirty Six [Member]
Revenue
Rent	4,744,459		4,646,529
Interest and other	125,527		119,673
Operating Partnerships Revenues	4,869,986		4,766,202
Expenses
Interest	958,450		979,761
Depreciation and amortization	1,518,135		1,519,627
Taxes and insurance	660,902		576,269
Repairs and maintenance	697,438		629,919
Operating expenses	1,835,337		1,859,376
Impairment loss	0		0
Other expenses	75,054		79,706
Operating Partnerships Total Expenses	5,745,316		5,644,658
NET INCOME (LOSS)	(875,330)		(878,456)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(489,323)	[1]	(478,049)	[2]
Net income (loss) allocated to other partners	(386,007)		(400,407)
Series Thirty Seven [Member]
Revenue
Rent	5,733,586		5,671,145
Interest and other	234,903		241,035
Operating Partnerships Revenues	5,968,489		5,912,180
Expenses
Interest	1,033,729		935,342
Depreciation and amortization	2,115,278		2,163,933
Taxes and insurance	965,919		864,109
Repairs and maintenance	924,582		980,595
Operating expenses	2,758,869		2,837,748
Impairment loss	0		0
Other expenses	138,964		94,258
Operating Partnerships Total Expenses	7,937,341		7,875,985
NET INCOME (LOSS)	(1,968,852)		(1,963,805)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,423,309)	[1]	(1,554,735)	[2]
Net income (loss) allocated to other partners	(545,543)		(409,070)
Series Thirty Eight [Member]
Revenue
Rent	4,541,271		4,468,299
Interest and other	181,334		198,322
Operating Partnerships Revenues	4,722,605		4,666,621
Expenses
Interest	969,147		997,278
Depreciation and amortization	1,180,606		1,186,607
Taxes and insurance	576,518		586,193
Repairs and maintenance	792,059		789,296
Operating expenses	1,772,891		1,664,967
Impairment loss	0		0
Other expenses	107,940		134,556
Operating Partnerships Total Expenses	5,399,161		5,358,897
NET INCOME (LOSS)	(676,556)		(692,276)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(447,771)	[1]	(470,966)	[2]
Net income (loss) allocated to other partners	(228,785)		(221,310)
Series Thirty Nine [Member]
Revenue
Rent	3,579,382		3,493,551
Interest and other	223,143		230,400
Operating Partnerships Revenues	3,802,525		3,723,951
Expenses
Interest	762,859		782,342
Depreciation and amortization	1,044,496		1,062,080
Taxes and insurance	450,988		422,979
Repairs and maintenance	616,711		722,798
Operating expenses	1,611,348		1,533,442
Impairment loss	0		0
Other expenses	144,684		168,293
Operating Partnerships Total Expenses	4,631,086		4,691,934
NET INCOME (LOSS)	(828,561)		(967,983)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(594,093)	[1]	(696,905)	[2]
Net income (loss) allocated to other partners	(234,468)		(271,078)
Series Forty [Member]
Revenue
Rent	9,759,272		9,759,763
Interest and other	432,340		406,345
Operating Partnerships Revenues	10,191,612		10,166,108
Expenses
Interest	3,077,212		3,065,470
Depreciation and amortization	2,580,262		2,559,496
Taxes and insurance	1,426,929		1,337,080
Repairs and maintenance	1,443,089		1,510,497
Operating expenses	2,649,473		2,606,942
Impairment loss	0		0
Other expenses	119,822		168,243
Operating Partnerships Total Expenses	11,296,787		11,247,728
NET INCOME (LOSS)	(1,105,175)		(1,081,620)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(726,480)	[1]	(564,539)	[2]
Net income (loss) allocated to other partners	(378,695)		(517,081)
Series Forty One [Member]
Revenue
Rent	12,055,887		12,085,189
Interest and other	466,528		406,373
Operating Partnerships Revenues	12,522,415		12,491,562
Expenses
Interest	3,476,503		3,564,669
Depreciation and amortization	2,982,256		3,109,213
Taxes and insurance	1,463,591		1,389,326
Repairs and maintenance	1,907,833		1,876,465
Operating expenses	2,996,818		3,067,800
Impairment loss	0		0
Other expenses	287,945		209,349
Operating Partnerships Total Expenses	13,114,946		13,216,822
NET INCOME (LOSS)	(592,531)		(725,260)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(621,885)	[1]	(648,068)	[2]
Net income (loss) allocated to other partners	29,354		(77,192)
Series Forty Two [Member]
Revenue
Rent	10,535,566		10,464,730
Interest and other	338,914		314,315
Operating Partnerships Revenues	10,874,480		10,779,045
Expenses
Interest	2,513,476		2,561,019
Depreciation and amortization	2,809,331		2,953,899
Taxes and insurance	1,142,938		989,132
Repairs and maintenance	1,901,477		1,903,921
Operating expenses	3,268,203		3,185,289
Impairment loss	0		0
Other expenses	294,006		164,945
Operating Partnerships Total Expenses	11,929,431		11,758,205
NET INCOME (LOSS)	(1,054,951)		(979,160)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(894,568)	[1]	(906,635)	[2]
Net income (loss) allocated to other partners	(160,383)		(72,525)
Series Forty Three [Member]
Revenue
Rent	9,974,760		9,746,620
Interest and other	393,335		386,064
Operating Partnerships Revenues	10,368,095		10,132,684
Expenses
Interest	2,280,961		2,383,554
Depreciation and amortization	3,048,910		3,156,153
Taxes and insurance	1,004,171		952,266
Repairs and maintenance	1,927,314		1,749,546
Operating expenses	3,343,630		3,214,566
Impairment loss	0		0
Other expenses	193,811		147,196
Operating Partnerships Total Expenses	11,798,797		11,603,281
NET INCOME (LOSS)	(1,430,702)		(1,470,597)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(816,218)	[1]	(459,909)	[2]
Net income (loss) allocated to other partners	(614,484)		(1,010,688)
Series Forty Four [Member]
Revenue
Rent	7,332,990		9,363,405
Interest and other	261,044		298,125
Operating Partnerships Revenues	7,594,034		9,661,530
Expenses
Interest	2,169,441		3,215,927
Depreciation and amortization	2,040,636		2,832,942
Taxes and insurance	552,748		908,796
Repairs and maintenance	1,391,438		1,867,320
Operating expenses	2,418,295		3,125,238
Impairment loss	0		3,256,264
Other expenses	95,028		97,173
Operating Partnerships Total Expenses	8,667,586		15,303,660
NET INCOME (LOSS)	(1,073,552)		(5,642,130)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(602,519)	[1]	(4,425,568)	[2]
Net income (loss) allocated to other partners	(471,033)		(1,216,562)
Series Forty Five [Member]
Revenue
Rent	8,074,526		11,006,877
Interest and other	311,152		393,017
Operating Partnerships Revenues	8,385,678		11,399,894
Expenses
Interest	1,550,152		2,670,928
Depreciation and amortization	2,509,590		3,244,996
Taxes and insurance	1,047,218		1,344,030
Repairs and maintenance	1,790,623		2,096,510
Operating expenses	2,837,621		3,950,971
Impairment loss	0		0
Other expenses	207,293		188,513
Operating Partnerships Total Expenses	9,942,497		13,495,948
NET INCOME (LOSS)	(1,556,819)		(2,096,054)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(723,969)	[1]	(1,271,775)	[2]
Net income (loss) allocated to other partners	(832,850)		(824,279)
Series Forty Six [Member]
Revenue
Rent	5,805,418		5,760,603
Interest and other	321,722		215,378
Operating Partnerships Revenues	6,127,140		5,975,981
Expenses
Interest	1,368,344		1,353,678
Depreciation and amortization	1,545,106		1,514,134
Taxes and insurance	788,918		694,880
Repairs and maintenance	1,299,567		1,036,070
Operating expenses	2,076,051		1,960,941
Impairment loss	0		0
Other expenses	49,239		49,726
Operating Partnerships Total Expenses	7,127,225		6,609,429
NET INCOME (LOSS)	(1,000,085)		(633,448)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(938,467)	[1]	(585,312)	[2]
Net income (loss) allocated to other partners	$ (61,618)		$ (48,136)

[1]	Amounts include $366,227, $98,321, $264,711, $361,723, $241,279, $43,041, $842,204, $277,730, $953,311, $1,065,191, $621,294, $1,155,732, $1,433,129, $566,103, $1,227,938, $688,552, $489,323, $1,423,309, $447,771, $594,093, $726,480, $621,885, $792,226, $547,642, $372,037, $57,205 and $20,585 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44, 45 and 46, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $220,356, $86,888, $159,268, $178,090, $428,611, $130,543, $900,257 $262,813, $888,944, $1,439,168, $680,994, $2,070,330, $1,389,322, $615,022, $1,312,415, $767,266, $478,049, $1,554,735, $446,193, $607,980, $419,385, $333,869, $527,871, $134,805, $4,133,937 and $522,878 for Series 20, 21, 22, 23, 24, 25, 26, 27, 28, 29, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44 and 45, respectively, of loss not recognized under the equity method of accounting as described in note A.